Income Tax Expense/(benefit) (Details 1) (Parenthetical)	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Income taxes [Abstract]
Applicable tax rate	28.00%	28.00%	28.00%	28.00%